May 01, 2023
Baird MidCap Growth Fund
Baird Mid Cap Growth Fund
Investment Objective
The investment objective of the Baird Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses(1)	1.07%	0.82%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$109	$340	$590	$1,306
Institutional Class Shares	$84	$262	$455	$1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign mid-capitalization companies, principally common stocks, preferred stocks, securities convertible into common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the “Advisor”) emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track record can aid top-line prospects.

•Favorable Industry dynamics.

•Management strength and integrity is a critical element of a high quality company. Growth, profitability and shareholder returns provide insight into management effectiveness. The Advisor seeks companies with management that position their company’s balance sheet to be a source of strength.

•Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.

•Setting sector limits at the greater of 30% of the Fund’s total assets or double the weighting of the Russell Midcap® Growth Index in any one sector, as defined by such index.

•Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

•    Leveraging key tools, such as the Advisor’s proprietary tier-board, which provides a visual representation of portfolio positions and enables discussion on relative weights of underlying positions.
The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.
Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events
Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short-term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy and other factors, such as disruption in the banking sector, may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. It is possible that these or other geopolitical events could have an adverse effect on the Fund’s performance.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.
Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	29.44%
Worst quarter:	1st quarter 2020	-19.30%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Years	10 Years	Since Inception 12/29/00
Institutional Class
Return Before Taxes	-27.64%	9.89%	11.16%	7.92%
Return After Taxes on Distributions	-27.91%	7.93%	9.94%	7.03%
Return After Taxes on Distributions and Sale of Fund Shares	-16.16%	7.87%	9.21%	6.64%
Investor Class
Return Before Taxes	-27.82%	9.60%	10.88%	7.66%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.72%	7.64%	11.41%	7.14%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Baird Small/Mid Cap Growth Fund
Baird Small/Mid Cap Growth Fund
Investment Objective
The investment objective of the Baird Small/Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	1.23%	0.98%
Less: Fee Waiver/Expense Reimbursement(1)	-0.13%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$112	$377	$663	$1,477
Institutional Class Shares	$87	$299	$529	$1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign small- and mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines small- and mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 2500® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:
•Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track records can aid top-line prospects.

•Favorable Industry dynamics.

•Management strength and integrity is a critical element of a high quality company. Growth, profitability and shareholder returns provide insight into management effectiveness. The Advisor seeks companies with management that position their company’s balance sheet to be a source of strength.

•Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights into the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Typically holding the securities of fewer than 70 companies with exposure to approximately 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.
The Advisor may sell a security when the price meets or exceeds the Advisor’s targeted valuation or price range for the security, when a significant change occurs that adversely affects the Advisor’s premise or reasons for investing in the security or when the company experiences a fundamental deterioration in its business, financial condition or results, or growth prospects.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small- and Mid-Capitalization Risks
Small- and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of small- and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of small- and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, small- and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. Small- and mid-size companies in which the Fund may invest may be in the early stages of development and may not yet be profitable. These risks may be more pronounced for small-capitalization companies than for mid-capitalization companies.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and
ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events
Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short-term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy and other factors, such as disruption in the banking sector, may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. It is possible that these or other geopolitical events could have an adverse effect on the Fund’s performance.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for one year and since inception periods compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.
Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	33.43%
Worst quarter:	1st quarter 2020	-18.52%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	Since Inception 10/31/18
Institutional Class
Return Before Taxes	-27.14%	10.73%
Return After Taxes on Distributions	-27.26%	10.33%
Return After Taxes on Distributions and Sale of Fund Shares	-15.98%	8.49%
Investor Class
Return Before Taxes	-27.29%	10.39%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.21%	6.73%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Baird Equity Opportunity Fund
Baird Equity Opportunity Fund
Investment Objective
The investment objective of the Baird Equity Opportunity Fund (the “Fund”) is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.98%	1.73%
Less: Fee Waiver/Expense Reimbursement(1)	-0.48%	-0.48%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$153	$474	$926	$2,183
Institutional Class Shares	$127	$397	$796	$1,913

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) or other depositary shares or receipts, rights, warrants, exchange-traded funds (“ETFs”), and options whose reference asset is an equity security or equity securities index. In addition to equity ETFs, the Fund may also invest in ETFs generally. The Fund may also purchase and sell (or write) options to hedge its portfolio or enhance returns.

The Fund will normally hold a limited number (typically 25 to 50) of companies. However, the Fund may hold fewer or more companies from time to time and invest in companies with larger market capitalizations when Greenhouse Funds LLLP (the “Subadvisor”), the Fund’s sub-advisor, believes doing so will help efforts to achieve the Fund’s investment objective. The Fund will hold a mix of both value and growth stocks as part of the Subadvisor’s opportunistic approach to investing.
The Fund is “non-diversified,” meaning that it may invest a greater percentage of its total assets in a smaller number of companies than a diversified mutual fund. Given the Subadvisor’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings of the Russell 2000® Index (the Fund’s benchmark index), based on the Subadvisor’s judgment of the sectors’ relative attractiveness and its individual securities selection. The Fund may have little or no exposure to certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

In selecting investments for the Fund, the Subadvisor employs bottom-up research and fundamental analyses with a focus on companies that the Subadvisor believes possess a favorable risk/return profile. The Subadvisor seeks attractive opportunities for the Fund by evaluating industry dynamics and competitive forces as well as a company’s business model, earnings quality, profitability, cash flows, management acumen and demonstrated capital stewardship. Extensive financial modeling and valuation assessments are then used to calculate the expected risk and return, after which the Subadvisor exercises its experience and judgment to determine timing and position sizing.

The Subadvisor seeks companies with the following key attributes:

•Large addressable market with a well-structured competitive landscape;
•Attractive business model with a sustainable competitive advantage;
•Stable or expanding profit margins and return on capital;
•Positive and growing free cash flow;
•Disciplined management team practicing intelligent capital deployment; and
•The presence or prediction of meaningful change including business model, product set, management, capital allocation strategy and valuation.

The Subadvisor also considers environmental, social and governance (ESG) factors as part of its overall investment decision-making because of the impacts those factors may have on a company’s performance. The Subadvisor believes ESG factors vary across companies, industries and sectors and therefore does not apply exclusionary ESG screens in selecting investments for the Fund. There are no universally accepted ESG factors and the Subadvisor will consider them at its discretion.

The Subadvisor considers the following factors, among others, in deciding to sell positions: when the price objective has been reached with no change to underlying fundamentals, when a significant negative event changes the Subadvisor’s view of the company’s prospects, when target catalysts are realized or when an investment loses its attractiveness relative to other potential opportunities. The Subadvisor will also trim or sell securities to manage the Fund’s risk related to position sizing.

Although the Subadvisor’s target investment horizon is generally measured in years, the Subadvisor may from time to time engage in short-term trading for the Fund to take advantage of potential opportunities, which may increase portfolio turnover.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Management Risks
The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Non-Diversified Fund Risks
As a non-diversified fund, the Fund may invest a larger percentage of its total assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s total assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small- and medium-market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Options Risks
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets they track.

Portfolio Turnover Risks
The Fund may from time to time buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various economic sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.

Shareholder Concentration Risk
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Advisor and Subadvisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.

Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.

ESG Considerations Risk
Consideration of ESG factors in the investment process may cause the Subadvisor to forgo opportunities to invest in certain companies or to gain exposure to certain industries or regions and, therefore, carries the risk that, under certain market conditions, the Fund may underperform funds that do not consider such factors.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events
Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short-term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy and other factors, such as disruption in the banking sector, may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. It is possible that these or other geopolitical events could have an adverse effect on the Fund’s performance.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. As of December 12, 2021, the Subadvisor became the Fund’s sub-advisor, the Fund’s name changed to the Baird Equity Opportunity Fund, and the Fund became classified as non-diversified for purposes of the Investment Company Act of 1940. Prior to December 12, 2021, the Fund was known as the Baird SmallCap Value Fund and was managed by the Advisor without the use of a sub-advisor and with a different investment strategy. The performance results shown in the bar chart and table below for periods prior to December 12, 2021 reflect periods during which the Fund was managed by the Advisor prior to the retention of the Subadvisor and when the Fund was managed as a diversified portfolio for purposes of the Investment Company Act of 1940. The performance record for periods prior to December 12, 2021 does not illustrate the performance of the Subadvisor or the Fund’s investment strategy in effect as of the date of this prospectus. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1‑866-442-2473.
Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2020	27.62%
Worst quarter:	1st quarter 2020	-27.11%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Years	10 Years	Since Inception 5/1/12
Institutional Class
Return Before Taxes	-11.56%	1.45%	6.88%	6.78%
Return After Taxes on Distributions	-16.84%	-0.52%	5.63%	5.58%
Return After Taxes on Distributions and Sale of Fund Shares	-3.08%	1.07%	5.52%	5.45%
Investor Class
Return Before Taxes	-11.77%	1.20%	6.62%	6.52%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-20.44%	4.13%	9.01%	8.93%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Baird Chautauqua International Growth Fund
Baird Chautauqua International Growth Fund
Investment Objective
The investment objective of the Baird Chautauqua International Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.12%	0.87%
Less: Fee Waiver/Expense Reimbursement(1)	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$107	$349	$610	$1,357
Institutional Class Shares	$82	$271	$475	$1,066

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three countries other than the U.S. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold the securities of a limited number (generally 25 to 35) of companies. While the Fund may invest in U.S. companies as a part of its investment strategy, the Fund may invest up to 100% of its total assets in non-U.S. companies and may at times have little or no investment in U.S. companies.

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Advisor believes that environmental, social and governance (ESG) factors can have a material effect on investment returns. The Advisor seeks to understand pertinent ESG topics that are relevant to individual companies that are being considered for investment in the Fund. Examples include, but are not limited to, corporate governance structure, climate change, supply chain integrity, labor practices and human resource management. There are no universally accepted ESG factors and the Advisor will consider them at its discretion.

The Fund may invest in ETFs. For example, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.
The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to changes in the company’s fundamentals, or when operational performance does not meet the Advisor’s expectations.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium and Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets they track.

Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
ESG Considerations Risk
Consideration of ESG factors in the investment process may cause the Advisor to forgo opportunities to invest in certain companies or to gain exposure to certain industries or regions and, therefore, carries the risk that, under certain market conditions, the Fund may underperform funds that do not consider such factors.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events
Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short-term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy and other factors, such as disruption in the banking sector, may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. It is possible that these or other geopolitical events could have an adverse effect on the Fund’s performance.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, and since inception periods compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.
Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	25.57%
Worst quarter:	4th quarter 2018	-16.88%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Year	Since Inception 4/15/16
Institutional Class
Return Before Taxes	-17.84%	5.27%	8.07%
Return After Taxes on Distributions	-17.90%	4.96%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares	-10.33%	4.10%	6.36%
Investor Class
Return Before Taxes	-18.03%	4.98%	7.80%
MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)	-16.00%	0.88%	4.79%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Baird Chautauqua Global Growth Fund
Baird Chautauqua Global Growth Fund
Investment Objective
The investment objective of the Baird Chautauqua Global Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.17%	0.92%
Less: Fee Waiver/Expense Reimbursement(1)	-0.12%	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$107	$360	$632	$1,410
Institutional Class Shares	$82	$281	$498	$1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three different countries, including the United States. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold a limited number (generally 35 to 45) of companies.

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Advisor believes that environmental, social and governance (ESG) factors can have a material effect on investment returns. The Advisor seeks to understand pertinent ESG topics that are relevant to individual companies that are being considered for investment in the Fund. Examples include, but are not limited to, corporate governance structure, climate change, supply chain integrity, labor practices and human resource management. There are no universally accepted ESG factors and the Advisor will consider them at its discretion.

The Fund may invest in ETFs. For example, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.
The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to the changes in the company’s fundamentals, or when operational performance does not meet the Advisor’s expectations.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.
Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium to Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium capitalization and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets they track.

Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.
ESG Considerations Risk
Consideration of ESG factors in the investment process may cause the Advisor to forgo opportunities to invest in certain companies or to gain exposure to certain industries or regions and, therefore, carries the risk that, under certain market conditions, the Fund may underperform funds that do not consider such factors.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events
Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short-term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy and other factors, such as disruption in the banking sector, may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. It is possible that these or other geopolitical events could have an adverse effect on the Fund’s performance.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception periods compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.
Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	24.11%
Worst quarter:	4th quarter 2018	-18.81%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Year	Since Inception 4/15/16
Institutional Class
Return Before Taxes	-20.11%	6.68%	10.21%
Return After Taxes on Distributions	-20.06%	6.51%	9.89%
Return After Taxes on Distributions and Sale of Fund Shares	-11.81%	5.24%	8.15%
Investor Class
Return Before Taxes	-20.32%	6.46%	9.97%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	-18.36%	5.23%	8.19%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.